SCHEDULE OF OTHER RECEIVABLES AND CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables and prepayments	$ 155,612	$ 165,740	$ 28,668
Security deposits	56,939	56,315
Less: Allowance for credit loss
Total, net	$ 212,551	$ 222,055	$ 28,668